Commitment and contingencies	6 Months Ended
Jun. 30, 2019
Commitment and contingencies [Abstract]
Commitment and contingencies:

16.Commitment and contingencies:

16.1Legal proceedings

Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business.

The Company has obtained hull and machinery insurance for the assessed market value of the Company’s fleet and protection and indemnity insurance. However, such insurance coverage may not provide sufficient funds to protect the Company from all liabilities that could result from its operations in all situations. Risks against which the Company may not be fully insured or insurable include environmental liabilities, which may result from a blow-out or similar accident, or liabilities resulting from reservoir damage alleged to have been caused by the negligence of the Company.

As part of the normal course of operations, the Company’s customers may disagree on amounts due to us under the provision of the contracts which are normally settled through negotiations with the customer. Disputed amounts are normally reflected in revenues at such time as the Company reaches agreement with the customer on the amounts due.

On July 4, 2017, the Company announced that it and Mr. Economou had been named as defendants in a lawsuit filed in the High Court of the Republic of the Marshall Islands (Civil Action No. 2017-131) by Michael Sammons alleging, in relevant part, breaches of fiduciary duty, unjust enrichment, and conflict of interest.

The Company and Mr. Economou subsequently filed motions to dismiss. The Court finally determined those motions on February 26, 2018. Plaintiff filed a motion for voluntary dismissal without prejudice and the Court issued acknowledgement of voluntary dismissal without prejudice on March 8, 2018. Plaintiffs filed a new action in the U.S. District Court for the Western District of Texas on February 27, 2018, styled as Sammons v. Economou, No. 5:18-cv-00194 (W.D. Tex.) alleging breaches of fiduciary duty and violations of Sections 10(b) and/or 20(a) of the Securities Exchange Act of 1934 and Rule 10b-5 promulgated thereunder. On March 14, 2018, Defendants moved for an order requiring Plaintiffs to pay Defendants’ costs incurred in the prior action, and for a stay pending payment of costs. On April 22, 2018, plaintiffs filed a first amended complaint propounding additional allegations for constructive or common law fraud or violation of Section 9 of the Securities Exchange Act of 1934. On October 10, 2018, the magistrate judge issued a report and recommendation, recommending that the Court grant Defendants’ motion for costs in part, and that the Court stay further proceedings pending Plaintiffs' satisfaction of the cost award.

On October 31, 2018, over the Plaintiff’s objection, the Court adopted the magistrate’s report and recommendation, granted defendants’ motion for costs and for stay pending payment of costs in part, and ordered that the case be stayed until plaintiffs satisfy the cost award.

The case was administratively closed by order dated October 31, 2018. Plaintiffs filed a notice of appeal of the district court’s order to the Fifth Circuit Court of Appeals on October 31, 2018 and filed their opening brief in that appeal on December 28, 2018. Defendants-appellees filed their brief in opposition on January 28, 2019, and Plaintiffs-appellants served their reply brief on or about the same day. On February 11, 2019, the Court docketed Plaintiffs-appellants’ motion for leave to file a substitute reply brief. On February 12, 2019, Defendants-appellees filed their response, and the court denied Plaintiffs-appellants’ motion on the same day. The appeal is now fully briefed. The Company and Mr. Economou believe that the complaint is without merit and intend to contest the allegations in the Texas action.

On August 2, 2017, a putative class action complaint was filed in the United States District Court for the Eastern District of New York (No. 17-cv-04547) by Herbert Silverberg on behalf of himself and all others similarly situated against, among others, the Company and two of its executive officers. The complaint alleges that the Company and two of its executive officers violated Sections 9, 10(b) and/or 20(a) of the Securities Exchange Act of 1934 and Rule 10b-5 promulgated thereunder. An amended complaint was filed by the putative lead plaintiff on September 21, 2018 in accordance with the schedule set by the Court, adding a Section 20A claim against all defendants, and a Section 20(a) claim against one of the Company’s directors named as an additional defendant (collectively with the Company’s executive officers named in the complaint, the “DryShips Individual Defendants”).

On October 26, 2018, the Company served a motion to dismiss. On December 14, 2018, the Company filed the fully-briefed motion to dismiss and opposition papers. On November 30, 2018, putative lead plaintiffs served a motion to strike extraneous documents attached to our motion to dismiss filings. The putative lead plaintiffs filed the fully-briefed motion papers on December 26, 2018. On April 12, 2019, the Lead Plaintiffs filed a letter requesting permission to serve the DryShips Individual Defendants by alternate means. On April 18, 2019, the Court so-ordered a stipulation whereby counsel for the DryShips Individual Defendants agreed to accept service, and set a briefing schedule for the DryShips Individual Defendants’ motion to dismiss. On May 31, 2019, the DryShips Individual Defendants served a motion to dismiss and on July 12, 2019, filed fully-briefed motion to dismiss and opposition papers. The Court has scheduled a status conference for January 23, 2020. The Company and its management believe that the complaint is without merit and plan to vigorously defend themselves against the allegations.

On August 31, 2017, a complaint was filed in the High Court of the Republic of the Marshall Islands (Civil Action No. 2017-198) by certain Ocean Rig creditors against, among others, the Company and two of its executive officers (who are currently directors) and TMS Offshore Services.

The complaint purports to allege nine causes of action, including claims for avoidance and recovery of actual and/or constructive fraudulent conveyances under common law or 6 Del. Code §§ 1304(A)(1), 1305, 1307, and 1308; aiding and abetting fraudulent conveyances; and declaratory judgment under 30 MIRC § 202. The Company (and all other defendants) moved to dismiss the case on October 31, 2017. Following briefing and oral argument, by order dated September 27, 2018, the High Court granted Defendants' Joint Motion to Dismiss Complaint, and Defendants George Economou and Antonios Kandylidis' Motion to Dismiss, dismissing the case in its entirety without leave to replead. On or about October 24, 2018, Plaintiffs filed a notice of appeal to the Marshall Islands Supreme Court. The plaintiff-appellant’s opening brief was filed on March 6, 2019, the defendant-appellee’s opposition briefs were filed on May 15, 2019 and the plaintiff-appellant’s reply brief was filed on June 17, 2019. Oral argument took place on August 16, 2019. The Marshall Islands Supreme Court issued an opinion on September 9, 2019 affirming the High Court’s dismissal of the complaint without leave to replead, and this matter has now been fully resolved in the Company’s favor.

Ocean Rig has funded a preserved claims trust, or PCT. The PCT was established to preserve, for the benefit of scheme creditors, any causes of action held by Ocean Rig, Agon Shipping Inc. and/or Ocean Rig Investments Inc. arising from the facts and circumstances identified in the complaint prepared by certain of Ocean Rig's creditors referenced above, and certain other claims. If the trustees under the PCT determine that there is merit to any such claims, the trustees may take legal action for the benefit of all the scheme creditors in the restructuring.

The Company and certain of its officers and directors have received subpoenas from the SEC requesting certain documents and information from the Company in connection with offerings made by the Company between June 2016 and August 2017. The Company is providing the requested information to the SEC and continues to respond to the ongoing requests from the SEC.

Other than the cases mentioned above, the Company is not a party to any material litigation where claims or counterclaims have been filed against the Company other than routine legal proceedings incidental to its business.

16.2Contractual charter revenue

Future minimum contractual charter revenue, based on vessels committed to non-cancelable, time charter contracts as of June 30, 2019, amounts to $32,678 for the twelve months ending June 30, 2020, $6,488 for the twelve months ending June 30, 2021, $5,830 for the twelve months ending June 30, 2022, $0 for the twelve months ending June 30, 2023 and $0 for the twelve months ending June 30, 2024 and after. These amounts do not include any assumed off-hire.

16.3       Contractual finance lease liability

As part of the four bareboat charter agreements (Notes 4, 12), the Company also provided a guarantee contained into the four bareboat charter agreements pursuant to the terms of which the Company guarantees the obligations arising in respect of the hull cover ratio covenant under the existing secured credit facilities of the vessels Conquistador, Pink Sands, Xanadu and Netadola, expiring from April 2028 to May 2029 and amounted to $122,156 as June 30, 2019 (Note 10). The following table summarizes Company’s contractual finance lease obligations as of June 30, 2019:

Due through June 30, 2020	$12,004
Due through June 30, 2021	11,659
Due through June 30, 2022	11,285
Due through June 30, 2023	10,911
Due through June 30, 2024	10,545
Thereafter	65,752
Total contractual obligation	$122,156

16.4        Contractual obligations for vessels improvements

The Company has scheduled and started implementing during 2019, an overall “future proofing plan” for its fleet by performing dry-dockings, installation of scrubbers and installation of BWTS (Notes 6, 8). Based on the contractual purchase price of the systems, the estimated installation fees and the dry-docking costs, the Company estimates a total cost of approximately $91,920, of which an amount of $10,066 was paid as of June 30, 2019. The Company expects to incur the remaining costs of approximately $81,854 during the second half of 2019 and the full year of 2020.